Long-term debt (Tables)	12 Months Ended
Mar. 31, 2018
Disclosure of detailed information about financial instruments [abstract]
Schedule of Term Loan
The amount outstanding with respect to the term loan is as follows:

	2018	2017
	$	$
Term loan	146,649	151,581
Less unamortized portion of:
Original issue discount	3,142	4,120
Deferred financing fees	1,224	1,209
Embedded derivative	684	870
Revaluation for interest rate modification	4,525	5,935
	137,074	139,447

Schedule of Recapitalization Impact
On December 2, 2016, in connection with the Recapitalization, the Company repaid the outstanding amount of its subordinated debt plus accrued interest as follows:

$
Senior subordinated note	79,716
Junior subordinated note	5,590
85,306
Accrued interest at 6.70%	5,732
91,038

Schedule of Net Interest and Other Finance Costs
Net interest and other finance costs consist of the following:

	2018	2017	2016
	$	$	$
Interest expense:
Revolving facility	2,263	2,437	—
Term loan	10,414	4,903	—
Credit facility	—	393	2,236
Subordinated debt	—	3,822	5,598
Bank overdraft	—	—	17
Other	22	229	14
Standby fees	362	196	136
Write off deferred financing costs on repayment of debt	—	3,919	—
Revaluation of term loan for change in interest rate	—	(5,935)	—
Interest expense and other financing costs	13,061	9,964	8,001
Interest income	(173)	(2)	(5)
	12,888	9,962	7,996